INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	$ 45.1	$ 59.7
Changes in tax rates or imposition of new taxes	0.0	0.8
Deferred income tax	(7.1)	37.9
Total income tax expense	38.0	97.6
Domestic Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	3.3	3.0
Deferred income tax - origination and reversal of temporary differences	(3.5)	4.6
Foreign Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	41.8	56.7
Deferred income tax - origination and reversal of temporary differences	$ (3.6)	$ 32.5